Financial risk management (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of nature and extent of risks arising from financial instruments [line items]
Schedule of exposure to credit risk
	December 31, 2023	December 31, 2022
	US $ in millions
AA- to AAA	1,058.7	986.9
A- to A+	381.8	295.6
BBB- to BBB+	312.0	248.7
Total Outstanding	1,752.5	1,531.2

Schedule of contractual maturities of financial liabilities, including estimated interest payments

			December 31, 2023
			Carrying	Contractual				More than
			amount	cash flows	0-1 years	1-2 years	2-5 years	5 years
	Note		US $ in millions
Non-derivative financial liabilities
Long-term loans and other liabilities	13(a	)	77.0	91.9	20.5	18.4	26.2	26.8
Lease liabilities	8(b	)	4,888.8	6,101.0	1,976.3	1,261.4	1,642.2	1,221.1
Short-term borrowings	13(a	)	32.0	32.0	32.0
Trade and other payables	15		530.5	530.5	530.5
			5,528.3	6,755.4	2,559.3	1,279.8	1,668.4	1,247.9

			December 31, 2022
			Carrying	Contractual				More than
			amount	cash flows	0-1 years	1-2 years	2-5 years	5 years
	Note		US $ in millions
Non-derivative financial liabilities
Long-term loans and other liabilities	13(a	)	119.4	141.4	50.0	20.1	37.7	33.6
Lease liabilities	8(b	)	4,159.5	4,770.7	1,654.6	1,429.3	1,536.5	150.3
Short-term borrowings	13(a	)	53.0	53.0	53.0
Trade and other payables	15		583.9	583.9	583.9
			4,915.8	5,549.0	2,341.5	1,449.4	1,574.2	183.9

Schedule of sensitivity analysis
Profit or loss
US $ in millions
December 31,2023	7.4
December 31,2022	10.5

Schedule of Level 1 financial instruments carried at fair value
	Balance at December 31,
	2023			2022
	US $ in millions
	Level 1	Level 3	Total	Level 1	Level 3	Total
Fair value through profit and loss
Cash and cash equivalents:
Money markets instruments	435.9		435.9

Other investments:
Equity instruments		10.7	10.7		11.2	11.2

Loans and other liabilities:
Derivative instruments		(11.5)	(11.5)		(13.7)	(13.7)

Fair value through other comprehensive income
Other investments:
Sovereign bonds	857.7		857.7	893.5		893.5
Corporate bonds	894.8		894.8	637.7		637.7
Equity instruments	1.9		1.9	42.2		42.2

Currency risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Schedule of the Group's exposure to foreign currency risk based on notional amounts

	December 31, 2023
	US$	NIS	Others
	US $ in millions	US $ in millions	US $ in millions
Non-current assets
Other receivables	96.3		1.6
Other non-current investments	905.2	2.2	1.3

Current assets
Other current investments	862.0		12.1
Trade and other receivables	343.8	0.1	188.8
Cash and cash equivalents	858.0	8.0	55.5

Non-current liabilities
Loans and other liabilities	(71.9)		(1.7)
Lease liabilities	(3,179.3)	(41.9)	(22.9)

Current liabilities
Short term borrowings and current maturities	(47.5)		(0.7)
Lease liabilities	(1,630.5)	(6.3)	(7.9)
Trade and other payables	(429.7)	(36.4)	(64.4)

	(2,293.6)	(74.3)	161.7

	December 31,2022
	US$	NIS	Others
	US $ in millions	US $ in millions	US $ in millions
Non-current assets
Other receivables	110.9		1.2
Other non-current investments	1,370.5	1.2	1.5

Current assets
Other current investments	2,221.7	0.1	11.2
Trade and other receivables	693.7	0.8	92.0
Cash and cash equivalents	930.0	11.7	80.4

Non-current liabilities
Loans and other liabilities	(89.0)		(3.0)
Lease liabilities	(2,749.0)	(9.7)	(20.0)

Current liabilities
Short term borrowings and current maturities	(95.4)		(0.7)
Lease liabilities	(1,366.0)	(7.9)	(6.9)
Trade and other payables	(418.5)	(100.8)	(64.6)

	608.9	(104.6)	91.1

Interest rate risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Schedule of interest rate profile of interest-bearing financial instruments

	Carrying amount
	2023	2022
	US $ in millions	US $ in millions
Fixed rate instruments
Financial assets	2,699.9	4,620.1
Financial liabilities	(4,907.1)	(4,257.9)
	(2,207.2)	362.2

Variable rate instruments
Financial liabilities	(90.7)	(73.9)
	(90.7)	(73.9)